Other matters	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Other matters
37. Other matters
(a) i. Call option — HZL
Pursuant to the Government of India’s policy of disinvestment, the Group in April 2002 acquired 26% equity interest in HZL from the Government of India. Under the terms of the Shareholder’s Agreement (‘SHA’), the Group had two call options to purchase all of the Government of India’s shares in HZL at fair market value. The Group exercised the first call option on August 29, 2003 and acquired an additional 18.9% of HZL’s issued share capital. The Group also acquired an additional 20% of the equity capital in HZL through an open offer, increasing its shareholding to 64.9%. The second call option provides the Group the right to acquire the Government of India’s remaining 29.5% share in HZL. This call option was subject to the right of the Government of India to sell 3.5%
of HZL shares to HZL employees. The Group exercised the second call option on July 21, 2009. The Government of India disputed the validity of the call option and refused to act upon the second call option. Consequently, the Group invoked arbitration which is in the early stages. The next date of hearing is to be notified. The Government of India without prejudice to the position on the Put / Call option issue has received approval from the Cabinet for divestment and the Government is looking to divest through the auction route. Meanwhile, the Supreme Court had, in January 2016, directed status quo pertaining to disinvestment of Government of India’s residual shareholding in a public interest petition filed. On August 13, 2020, the Supreme Court passed an order partially removing the status quo order in place and has allowed the arbitration proceedings to continue via its order passed on November 18, 2021. The Supreme Court of India allowed the GoI’s proposal to divest its entire stake in HZL in the open market in accordance with the rules and regulations of SEBI and also directed the Central Bureau of Investigation to register a regular case in relation to the process followed for the disinvestment of HZL in the year 2002 by the GoI. A review petition has been filed by the GoI against this direction by the Supreme Court. In line with said order, the Group has withdrawn its arbitration proceedings.
ii. Call option — BALCO
Pursuant to the Government of India’s policy of divestment, the Group in March 2001 acquired 51% equity interest in
BALCO from the Government of India. Under the terms of the Shareholder’s Agreement (‘SHA’), the Group had a call option to purchase the Government of India’s remaining ownership interest in BALCO at any point from March 2, 2004. The Group exercised this option on March 19, 2004. However, the Government of India contested the valuation and validity of the option and contended that the clauses of the SHA violate the erstwhile Companies Act, 1956 by restricting the rights of the Government of India to transfer its shares and that as a result such provisions of the SHA were null and void. In the arbitration filed by the Group, the arbitral tribunal by a majority award rejected the claims of the Group on the ground that the clauses relating to the call option, the right of first refusal, the “tag along” rights and the restriction on the transfer of shares violate the erstwhile Companies Act, 1956 and are not enforceable.
The Group has challenged the validity of the majority award before the Hon’ble High Court at Delhi and sought for setting aside the arbitration award to the extent that it holds these clauses ineffective and inoperative. The Government of India also filed an application before the High Court to partially set aside the arbitral award in respect of certain matters involving valuation. The matter is to be heard by the Delhi High Court in due course. Meanwhile, the Government of India without prejudice to its position on the Put / Call option issue has received approval from the Cabinet for divestment and the Government is looking to divest through the auction route.
On January 9, 2012, the Group offered to acquire the Government of India’s interests in HZL and BALCO for $ 2,071 and $ 238 respectively. This offer was separate from the contested exercise of the call options, and Group proposed to withdraw the ongoing litigations in relation to the contested exercise of the options should the offer be accepted. To date, the offer has not been accepted by the Government of India and therefore, there is no certainty that the acquisition will proceed.

In view of the lack of resolution on the options, the
non-response
to the exercise and valuation request from the Government of India, the resultant uncertainty surrounding the potential transaction and the valuation of the consideration payable, the Group considers the strike price of the options to be at the fair value, which is effectively nil, and hence the call options have not been recognised in the financial statements.
(b) The Scheme of Amalgamation and Arrangement amongst Sterlite Energy Limited (‘SEL’), Sterlite Industries (India) Limited (‘Sterlite’), Vedanta Aluminium Limited (‘VAL’), Ekaterina Limited (‘Ekaterina’), Madras Aluminium Company Limited (‘Malco’) and the Group (the “Scheme”) had been sanctioned by the Honorable High Court of Madras and the Honorable High Court of Judicature of Bombay at Goa and was given effect to in the year ended March 31, 2014.
Subsequently the above orders of the Honorable High Court of Bombay and Madras have been challenged by Commissioner of Income Tax, Goa and Ministry of Corporate Affairs through a Special Leave Petition before the Honorable Supreme Court and also by a creditor and a shareholder of the Group. The said petitions are currently pending for hearing.
(c) The Group purchases bauxite under long term linkage arrangement with Orissa Mining Corporation Ltd (hereafter referred as OMC) at provisional prices of
₹
 1,000/MT from October 2020 onwards (based on interim order dated October 8, 2020 and on April 6, 2022 of the Hon’ble high court of Odisha), which is subject to final outcome of the writ petition filed by the Group.
The last successful
e-auction
based price discovery was done by OMC in April 2019 at
₹
 673/MT and supplied bauxite at this rate from
September
 2019 to
September
 2020 against an undertaking furnished by the Group to compensate any differential price discovered through future successful national
e-auctions.
Though the OMC conducted the next
e-auction
on August 31, 2020 with floor price of
₹
 1,707/MT determined on the basis of Rule 45 of Minerals (Other than Atomic and Hydro Carbons Energy Minerals) Concession Rules, 2016 (hereafter referred as the Rules), no bidder at that floor price participated and hence, the auction was not successful. However, OMC raised demand of
₹
 2,810 million ($ 37 million) on the Group towards differential pricing and interest for bauxite supplied till September 2020 considering the auction base price of
₹
 1,707/MT.
The Group had then filed a writ petition before Hon’ble High Court of Odisha in September 2020, which issued an interim
o
rder dated October 8, 2020 directing that the petitioner shall be permitted to lift the quantity of bauxite mutually agreed on payment of
₹
 1,000/MT and furnishing an undertaking for the differential amount, subject to final outcome of the writ petition.
OMC
re-conducted
 the
e-auction
on March 9, 2021 with floor price of
₹
 2,011/MT, which was again not successful. On March 18, 2021, Cuttack High Court issued an order disposing off the writ petition, directing that the current arrangement of bauxite price at
 ₹
 1000/
M
T will continue for the FY
2021-22.
Further, on April 6, 2022, the honorable Cuttack
High Court
directed that the current arrangement will
also
continue for the FY 2022-23.
Supported by legal opinions obtained, management believes that the provisions of Rule 45 are not applicable to commercial sale of bauxite ore and hence, it is not probable that the Group will have any financial obligation towards the aforesaid commitments over and above the price of
₹
 673/MT discovered vide last successful
e-auction.
However, as an abundant precaution, the Group has recognized purchase of Bauxite from September 2019 onwards at the aforesaid rate of
₹
 1,000/MT.
(d) The Department of Mines and Geology (DMG) of the State of Rajasthan initiated the royalty assessment process from Jan uar
y
 2008 to 2019 and issued a show cause notice vide an office order dated January 31, 2020 amounting to
₹
 19,250 million
. Further
 an additional demand was issued vide an office order dated December 14, 2020 for
₹
 3,110 million ($ 42
million). The Group has challenged the show cause notice and computation mechanism of the royalty itself, and the High Court has granted a stay on the notice and directed DMG not to take any coercive action. State Government has also been directed to not take any coercive action in order to recover such miscomputed dues. The Group has filed a revision application for these demands and the Revenue Authority has granted stay on any recovery related to demand of
₹
19,250 million.

(e)
Flue-gas
desulfurization (FGD) implementation:
Ministry of Environment, Forest and Climate Change (MoEFCC) has revised emission norms for coal-based power plants in India. Accordingly, both captive and independent coal-based power plants in India are required to comply with these revised norms for reduction of sulphur oxide (SOx) emissions for which the current plant infrastructure is to be modified or new equipment have to be installed. Timelines for compliance to the revised norm for various plants in the Group range from December 2023 to December 2024. Different power plants are at different stages of the implementation process.
Ministry of Power issued notification dated July 2, 2020 to restrict imports from China. A chinese vendor has communicated their inability to execute the FGD project quoting aforementioned notification and prevailing COVID situation in India. TSPL is proceeding with further steps for retendering the FGD project.
TSPL filed a petition before the Punjab State Electricity Regulatory Commission (PSERC) for approval of MoEFCC notification as change in law in terms of Article 13 of PPA on June 30, 2017 enabling it to recover certain costs. PSERC vide its order dated December 21, 2018 has held that MoEFCC notification is not a change in law as it does not impose any new requirements. TSPL had filed an appeal before Hon’ble Appellate Tribunal for Electricity (APTEL) challenging the said order of PSERC. APTEL has pronounced the order August 28, 2020 in favour of TSPL allowing the cost pass through.
PSPCL has filed an appeal against this order in Supreme Court. The matter was listed on February 03, 2022 wherein the SC issued notice and directed the respondents to file their respective counter affidavits in the matters. The matter is yet to be heard.
(f) In December 2021,
MoEFCC
has notified guidelines for thermal power plants for disposal of fly ash and bottom ash produced during power generation process. Effective April

1, 2022, the notification has introduced a three-year cycle to achieve average ash utilisation of 100 per cent. The first three-year cycle is extendable by another one year or two years where ash utilisation percentage is in the range of 60-80 per cent or less than 60 per cent, respectively. Further, unutilised accumulated ash, i.e., legacy fly ash stored with such power plants prior to the date of this notification is required to be utilized fully over a ten year period with minimum twenty percent, thirty percent and fifty percent utilisation of annual ash generation in year 1, year 2 and years 3-10 respectively. Such provisions are not applicable where ash pond or dyke has stabilised and the reclamation has taken place with greenbelt or plantation. The Group has performed detailed evaluations for its obligations under this notification and has recorded
₹
 2,877 million ($

38
million) as provision for the year ended March 31, 2022, towards estimated costs of legacy fly ash utilization including reclamation costs.